Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule Of Other Liabilities [Line Items]
Accrued payroll	$ 64,539	$ 51,537
Refundable incidental expenses received from students	9,735	8,338
Payable for purchase of property and equipment	7,652	7,069
Individual taxes withholding	8,887	5,060
Share repurchase payable	4,622
Royalty fees payable	4,419	1,771
Amounts reimbursable to employees	3,476	3,747
Rent payable	3,337	3,279
Accrued advertising fees	2,912	2,314
Refundable deposit	2,868	2,157
Welfare payable	2,221	1,952
Accrued professional service fees	1,968	1,140
Other taxes payable	1,789	897
Value added taxes payable	978	796
Acquisition payable for CMSI	4,650
Others	4,670	4,077
Total	131,499	99,773
China Management Software Institute [Member]
Schedule Of Other Liabilities [Line Items]
Acquisition payable for CMSI	132
Business Taxes Payable [Member]
Schedule Of Other Liabilities [Line Items]
Other taxes payable	$ 7,294	$ 5,639